Related and interested parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances with Interested and Related Parties [Abstract]
Other current liabilities - salaries and related expenses related parties	[1]	$ 113	$ 90

[1]	See also Notes 9 and 11A above.